U.S GLOBAL INVESTORS FUNDS

INVESTOR CLASS SHARES

ALL AMERICAN EQUITY FUND

HOLMES GROWTH FUND

GLOBAL MEGATRENDS FUND

GOLD AND PRECIOUS METALS FUND

WORLD PRECIOUS MINERALS FUND

GLOBAL RESOURCES FUND

EASTERN EUROPEAN FUND

GLOBAL EMERGING MARKETS FUND

CHINA REGION FUND

SUPPLEMENT DATED JUNE 9, 2011

TO THE PROSPECTUS DATED MAY 1, 2011

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND AND GLOBAL MEGATRENDS FUND

The following paragraph should be added to the Principal Investment Strategies section of the prospectus (All American Equity Fund page 45, Holmes Growth Fund page 46, Global MegaTrends Fund page 46).

The fund may also purchase call and put options, and the fund’s current intention is to purchase only exchange-traded options.  The fund may purchase put options to hedge the fund’s portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets.

GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND AND GLOBAL RESOURCES FUND

The first full paragraph on page 51 should be replaced with the following paragraph:

The Gold and Precious Metals Fund, World Precious Minerals Fund and Global Resources Fund may also purchase call and put options, and the funds’ current intention is to purchase only exchange-traded options.  A fund may purchase put options to hedge the fund’s portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets. Long-term equity options called LEAPS and warrants allow a fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The underlying stock can be purchased or sold at a predetermined price for the life of the option or warrant. LEAPS and warrants, therefore, allow a fund to gain exposure to individual securities over the long-term while allowing the funds to preserve some cash for large or unexpected redemptions.

EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND AND CHINA REGION FUND

The last paragraph on page 55 should be replaced with the following paragraph:

The Eastern European Fund, Global Emerging Markets Fund and China Region Fund may, from time to time, invest a significant amount of their total assets in certain sectors. A fund may invest up to 20% of its assets in securities, including debt securities, of governments and companies located anywhere in the world. The funds may also purchase call and put options, and the funds’ current intention is to purchase only exchange-traded options. A fund may purchase put options to hedge the fund’s portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets.

ALL AMERICAN EQUITY FUND, HOLMES GROWTH FUND, GLOBAL MEGATRENDS FUND, GOLD AND PRECIOUS METALS FUND, WORLD PRECIOUS MINERALS FUND, GLOBAL RESOURCES FUND, EASTERN EUROPEAN FUND, GLOBAL EMERGING MARKETS FUND AND CHINA REGION FUND

The first and second sentences of the first paragraph of Derivative Securities (page 65) should be replaced with the following:

A fund may, but is not required to, invest in derivative securities, which include purchasing and selling exchange-listed and over-the-counter put and call options or LEAPS on securities, equity and fixed-income indexes, and other financial instruments. In an effort to enhance a fund’s risk-adjusted performance, a fund may enter into covered option writing transactions. A fund will primarily implement this risk reduction strategy by selling covered call options, but may also sell covered puts as part of this strategy. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets. A fund will not purchase an option if, immediately thereafter, the aggregate market value of all options purchased by the fund would exceed 10% of the fund’s total assets.

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INVESTOR CLASS SHARES

SUPPLEMENT DATED JUNE 9, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

Specific Fund Limitations on Derivative Securities (page 19) should be deleted.

The first sentence to Options disclosure (page 19) should be changed to the following:

All Equity Funds may purchase and sell options. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by that fund would exceed 10% of that fund’s total assets.

The last sentence to Writing Options on Securities disclosure (page 20) should be changed to the following:

The funds will not write any call or put options if, immediately afterwards, the aggregate value of a fund’s securities subject to outstanding covered call or put options would exceed 50% of the value of the fund’s total assets.

U.S GLOBAL INVESTORS FUNDS

INSTITUTIONAL CLASS SHARES

GLOBAL MEGATRENDS FUND

WORLD PRECIOUS MINERALS FUND

GLOBAL RESOURCES FUND

SUPPLEMENT DATED JUNE 9, 2011

TO THE PROSPECTUS DATED MAY 1, 2011

GLOBAL MEGATRENDS FUND

The following paragraph should be added to the Principal Investment Strategies section of the prospectus (page 10):

The fund may also purchase call and put options, and the fund’s current intention is to purchase only exchange-traded options.  The fund may purchase put options to hedge the fund’s portfolio against a possible loss, and the fund may purchase call options as a substitute to purchasing the underlying security. The fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets.

WORLD PRECIOUS MINERALS FUND AND GLOBAL RESOURCES FUND

The last full paragraph on page 12 should be replaced with the following paragraph:

The World Precious Minerals Fund and Global Resources Fund may also purchase call and put options, and the funds’ current intention is to purchase only exchange-traded options.  A fund may purchase put options to hedge the fund’s portfolio against a possible loss, and a fund may purchase call options as a substitute to purchasing the underlying security. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by the fund would exceed 10% of the fund’s total assets. Long-term equity options called LEAPS and warrants allow a fund to imitate a purchase or sale of a stock for a fraction of its price (premium) and hold that option for a long period of time before it expires. The underlying stock can be purchased or sold at a predetermined price for the life of the option or warrant. LEAPS and warrants, therefore, allow a fund to gain exposure to individual securities over the long-term while allowing the funds to preserve some cash for large or unexpected redemptions.

GLOBAL MEGATRENDS FUND, WORLD PRECIOUS MINERALS FUND AND GLOBAL RESOURCES FUND

The first and second sentences of the first paragraph of Derivative Securities (page 65) should be replaced with the following:

Each fund may, but is not required to, invest in derivative securities, which include purchasing and selling exchange-listed and over-the-counter put and call options or LEAPS on securities, equity and fixed-income indexes, and other financial instruments. In an effort to enhance a fund’s risk-adjusted performance, a fund may enter into covered option writing transactions. A fund will primarily implement this risk reduction strategy by selling covered call options, but may also sell covered puts as part of this strategy. A fund will not sell a covered option if, immediately thereafter, the aggregate value of the fund’s securities subject to outstanding covered options would exceed 50% of the value of the fund’s total assets. A fund will not purchase an option if, immediately thereafter, the aggregate market value of all options purchased by the fund would exceed 10% of the fund’s total assets.

U.S. GLOBAL INVESTORS FUNDS

STATEMENT OF ADDITIONAL INFORMATION

INSTITUTIONAL CLASS SHARES

SUPPLEMENT DATED JUNE 9, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

The first sentence to Options disclosure (page 11) should be changed to the following:

The funds may purchase and sell options. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by that fund would exceed 10% of that fund’s total assets.

The last sentence to Writing Options on Securities disclosure (page 12) should be changed to the following:

The funds will not write any call or put options if, immediately afterwards, the aggregate value of a fund’s securities subject to outstanding covered call or put options would exceed 50% of the value of the fund’s total assets.